Share capital	12 Months Ended
Jun. 30, 2022
Share capital

21. Share capital

The share capital of Locafy Limited consists only of fully paid ordinary shares. All shares are equally eligible to receive dividends and the repayment of capital and represent one vote at shareholders’ meeting of the Company.

	Note	2022 Number of Shares	2022 Share Capital A$	2021 Number of Shares	2021 Share Capital A$
Balance at 1 July		18,598,414	35,505,073	17,389,894	33,179,391
Share issue, private placement		-	-	957,500	1,740,000
Share based payments		-	-	186,020	415,832
Shares issued to related parties		-	-	40,000	80,000
Shares issued for assets		-	-	25,000	100,000
Share issue, Nasdaq initial public offering	(a)	1,454,546	7,973,486	-	-
Issues on conversion of convertible notes	(b)	475,843	2,542,812	-	-
Balance at 30 June		20,528,803	46,021,371	18,598,414	35,515,223

Share issue costs		-	(983,334)	-	(10,150)
Net share capital balance		20,528,803	45,038,037	18,598,414	35,505,073

(a)	The Company issued ordinary shares pursuant to a listing on Nasdaq Capital Markets at US$4.115 per share.
(b)	The Company had issued “Nasdaq convertible notes” which automatically converted to ordinary shares upon the Company listing on Nasdaq Capital Markets (refer to Note 17).